Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Property and Equipment

Property and equipment consisted of the following at:

	March 31, 2017	December 31, 2016
Equipment, computer hardware and software	$882,580	$33,549
Furniture and fixtures	77,405	40,549
Leasehold Improvements	18,896	-
	$978,881	$74,098
Accumulated depreciation	(82,904)	(58,099)
Property and equipment, net	$895,977	$15,999

Photomedex, Inc. [Member]
Schedule of Property and Equipment

	December 31,
	2016	2015
Lasers-in-service	$-	$-
Equipment, computer hardware and software	5,005	5,147
Furniture and fixtures	433	424
Leasehold improvements	438	443
	5,876	6,014
Accumulated depreciation and amortization	(4,888)	(4,708)
Total property and equipment, net	$988	$1,306
Less Assets held for sale	(988)	-
Total property and equipment, net	$-	$1,306